Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31, 2022	June 30, 2022
	US$	US$
Cash on hand	5,225	4,852
Cash held in banks	10,399,930	8,989,488
	10,405,155	8,994,340

	June 30, 2022	June 30, 2021
	US$	US$
Cash on hand	4,852	40,606
Cash held in banks	8,989,488	20,273,429
	8,994,340	20,314,035